LOANS AND FINANCING - Amortization Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortization schedules of long term loans and financing
Long-term debt	R$ 14,457,315	R$ 15,959,590
Year Two
Amortization schedules of long term loans and financing
Long-term debt	873,274	1,679,416
Year Three
Amortization schedules of long term loans and financing
Long-term debt	3,158,211	875,319
Year Four
Amortization schedules of long term loans and financing
Long-term debt	1,730,177	3,261,435
Year Five
Amortization schedules of long term loans and financing
Long-term debt	147,715	3,500,937
After year 5
Amortization schedules of long term loans and financing
Long-term debt	R$ 8,547,938
Year Six
Amortization schedules of long term loans and financing
Long-term debt		150,916
After Year Six
Amortization schedules of long term loans and financing
Long-term debt		R$ 6,491,567